Fees Summary	Oct. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 50,000,000
Previously Paid Amount	0.00
Total Fee Amount	6,905
Total Offset Amount	0.00
Net Fee	$ 6,905